Share-based payments - Number of outstanding share options (Details)	12 Months Ended
Dec. 31, 2021 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the end of the period (units)	20,000
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period (units)	0
Granted during the period (units)	2,330,000
Modification of options (units)	0
Exercised during the period (units)	0
Outstanding at the end of the period (units)	2,330,000
Class B complex vesting - related to Nexters Global Ltd shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period (units)	500
Modification of options (units)	(500)
Class B complex vesting - related to Nexters Inc shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Modification of options (units)	4,414,608
Outstanding at the end of the period (units)	4,414,608
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period (units)	100,000
Granted during the period (units)	0
Modification of options (units)	0
Exercised during the period (units)	(80,000)
Outstanding at the end of the period (units)	20,000